OPERATING LEASES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Vessels leased to third parties, cost	$ 2,075,200	$ 1,789,200
Vessels leased to third parties, accumulated depreciation	$ 167,400	$ 100,200
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets	Other non-current assets
Operating lease, ROU asset	$ 3,443	$ 3,918	$ 900
Weighted average remaining lease term	4 years 10 months 13 days	6 years 2 months 12 days
Weighted average discount rate, percent	5.50%	5.50%